                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-03626

                                 CITIZENS FUNDS

                                One Harbour Place
                         Portsmouth, New Hampshire 03801

                                 Sophia Collier
                             Citizens Advisers, Inc.
                                One Harbour Place
                              Portsmouth, NH 03801

Registrant's telephone number, including area code: 1-603-436-5152

Date of fiscal year end: June 30, 2007

Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

CITIZENS CORE GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                           SHARES   VALUE($)
--------                                          -------   --------
COMMON STOCKS - 94.5%

AIR FREIGHT- 1.4%
FedEx Corp.                                        40,000      4,347

AUTOMOBILE MANUFACTURING - 0.9%
Volvo AB ADR                                       45,000      2,687

BANKS - 7.3%
Bank of America Corp.                             105,000      5,625
PNC Financial Services Group, Inc.                 80,000      5,794
Wells Fargo & Co.                                 160,000      5,789
Zions Bancorp.                                     60,000      4,789
                                                             -------
                                                              21,997

BIOTECHNOLOGY - 2.0%
Gilead Sciences, Inc. (a)                          90,000      6,183

CHEMICALS - 2.2%
Praxair, Inc.                                     110,000      6,508

COMPUTERS - 4.2%
Intuit, Inc. (a)                                  140,000      4,493
Network Appliance, Inc. (a)                       100,000      3,701
Oracle Corp. (a)                                  250,000      4,435
                                                             -------
                                                              12,629

ELECTRICAL EQUIPMENT - 1.0%
Emerson Electric Co.                               35,000      2,935

ELECTRONICS - 4.5%
Agilent Technologies, Inc. (a)                    100,000      3,269
Cisco Systems, Inc. (a)                           125,000      2,875
Freescale Semiconductor, Inc., Class B (a)        110,000      4,181
Texas Instruments, Inc.                           100,000      3,325
                                                             -------
                                                              13,650

ENERGY & UTILITIES - 10.3%
AES Corp. (a)                                     210,000      4,282
Baker Hughes, Inc.                                 70,000      4,774
ConocoPhillips                                     50,000      2,977
CONSOL Energy, Inc.                               110,000      3,490
El Paso Corp.                                     250,000      3,410
EnCana Corp.                                       80,000      3,735
Questar Corp.                                      40,000      3,271
Silvan Power Co. (a) (b)                           24,000          0
Valero Energy Corp.                               100,000      5,147
Vulcan Power Co., Class A (a) (b)                  40,000          0
                                                             -------
                                                              31,086

ENTERTAINMENT - 1.4%
The Walt Disney Co.                               140,000      4,327

SECURITY                                           SHARES   VALUE($)
--------                                          -------   --------
FINANCIAL - DIVERSIFIED - 3.2%
JPMorgan Chase & Co.                              140,000      6,574
State Street Corp.                                 50,000      3,120
                                                             -------
                                                               9,694

FINANCIAL SERVICES - 1.0%
T. Rowe Price Group, Inc.                          65,000      3,110

FOODS - 8.6%
Campbell Soup Co.                                 150,000      5,475
Dean Foods Co. (a)                                 65,000      2,731
Kellogg Co.                                        55,000      2,724
McCormick & Co., Inc.                             150,000      5,696
PepsiCo, Inc.                                      75,000      4,895
The Pepsi Bottling Group, Inc.                    125,000      4,438
                                                             -------
                                                              25,959

HEALTHCARE - 12.6%
Allergan, Inc.                                     35,000      3,941
Becton, Dickinson & Co.                            90,000      6,360
Bristol-Myers Squibb Co.                          160,000      3,987
C.R. Bard, Inc.                                    85,000      6,375
Express Scripts, Inc. (a)                          50,000      3,775
Johnson & Johnson, Inc.                           100,000      6,494
Laboratory Corp. of America Holdings (a)           70,000      4,590
Pfizer, Inc.                                      100,000      2,836
                                                             -------
                                                              38,358

INSURANCE - 3.8%
Lincoln National Corp.                             90,000      5,587
The Chubb Corp.                                   115,000      5,976
                                                             -------
                                                              11,563

MANUFACTURING - 8.6%
Cummins, Inc.                                      25,000      2,981
Mattel, Inc.                                      150,000      2,955
PACCAR, Inc.                                      100,000      5,702
Precision Castparts Corp.                          95,000      6,000
Taiwan Semiconductor Manufacturing Co. Ltd. ADR   332,000      3,187
Temple-Inland, Inc.                               130,000      5,213
                                                             -------
                                                              26,038

MULTIMEDIA - 1.7%
News Corp., Class B                               250,000      5,160

OFFICE EQUIPMENT & SUPPLIES - 1.6%
CANON, Inc. ADR                                    90,000      4,706

PERSONAL CARE - 2.1%
Colgate-Palmolive Co.                             100,000      6,210

PHARMACEUTICALS - 2.8%
GlaxoSmithKline plc ADR                            80,000      4,258
McKesson Corp.                                     80,000      4,218
                                                             -------
                                                               8,476

REAL ESTATE - 2.2%
Simon Property Group, Inc.                         75,000      6,797

SECURITY                                           SHARES   VALUE($)
--------                                          -------   --------
RESTAURANTS - 1.2%
McDonald's Corp.                                   90,000      3,521

RETAIL - 4.4%
CVS Corp.                                         140,000      4,497
J.C. Penney Co., Inc.                              80,000      5,471
Staples, Inc.                                     140,000      3,406
                                                             -------
                                                              13,374

SERVICES - 3.9%
Accenture Ltd., Class A                           100,000      3,171
Cognizant Technology Solutions Corp. (a)           40,000      2,962
Ecolab, Inc.                                      130,000      5,567
                                                             -------
                                                              11,700
TELECOMMUNICATIONS - 1.6%
AT&T, Inc.                                        150,000      4,884
                                                             -------
TOTAL COMMON STOCKS                                          285,899
Cost: $264,448

SECURITY, RATE, MATURITY DATE                     PRINCIPAL($)   VALUE($)
-----------------------------                     ------------   --------
REPURCHASE AGREEMENTS - 5.5%
Fifth Third Bank, Inc., 4.75%, 10/02/06
(Date of Agreement 09/29/06, proceeds at
maturity $16,746, collateralized by Federal
National Mortgage Assn. security, 5.00%,
09/07/10, market value $17,242)
Cost: $16,739                                        16,739        16,739
                                                                  -------
TOTAL INVESTMENT - 100.0%                                         302,638
Cost: $281,187

Percentages indicated are based on net assets of $302,497.

(a)  Non-income producing security.

(b) On September 30, 2006, the fund owned the following restricted securities constituting 0.00% of net assets which may not be publicly sold without registration under the Securities Act of 1933. These securities are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Trust's Board of Trustees. Additional information on the securities is as follows:

Vulcan Power Co., Class A
Acquisition Date: March 3, 1995
Cost: $300
Value: $0

Silvan Power Co.
Acquisition Date: July 27, 2004
Cost: $0
Value: $0

ADR - American Depositary Receipt

CITIZENS EMERGING GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER, 30, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
COMMON STOCKS - 95.0%

APPAREL MANUFACTURERS - 1.3%
Gildan Activewear, Inc. (a)                                    45,000      2,181

BIOTECHNOLOGY - 2.6%
Gilead Sciences, Inc. (a)                                      63,200      4,342

COMPUTERS - 7.3%
Akamai Technologies, Inc. (a)                                  45,000      2,249
Autodesk, Inc. (a)                                             32,500      1,130
Corning, Inc. (a)                                              75,360      1,840
Komag, Inc. (a)                                                35,000      1,119
Lexmark International, Inc. (a)                                30,000      1,730
Palm, Inc. (a)                                                100,000      1,456
Webex Communications, Inc. (a)                                 75,000      2,926
                                                                         -------
                                                                          12,450
CONSUMER PRODUCTS - 1.5%
Newell Rubbermaid, Inc.                                        90,000      2,549

ELECTRICAL EQUIPMENT - 1.5%
WESCO International, Inc. (a)                                  45,000      2,611

ELECTRONICS - 5.3%
Freescale Semiconductor, Inc., Class B (a)                     80,000      3,041
Lam Research Corp. (a)                                         59,000      2,674
MEMC Electronic Materials, Inc. (a)                            90,000      3,297
                                                                         -------
                                                                           9,012
ENERGY & UTILITIES - 9.5%
Airgas, Inc.                                                   35,000      1,266
Allegheny Energy, Inc. (a)                                     50,000      2,009
Arch Coal, Inc.                                                35,000      1,012
Baker Hughes, Inc.                                             38,840      2,649
EOG Resources, Inc.                                            46,400      3,017
Hydril (a)                                                     25,000      1,402
Patterson-UTI Energy, Inc.                                     85,200      2,024
Transocean, Inc. (a)                                           37,700      2,761
                                                                         -------
                                                                          16,140
ENTERTAINMENT - 1.0%
World Wrestling Entertainment, Inc.                           100,000      1,643

FINANCIAL - DIVERSIFIED - 1.2%
Moody's Corp.                                                  30,988      2,026

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
FINANCIAL SERVICES - 4.1%
Chicago Mercantile Exchange Holdings, Inc.                      8,106      3,877
T. Rowe Price Group, Inc.                                      66,110      3,163
                                                                         -------
                                                                           7,040
FOODS - 3.4%
Campbell Soup Co.                                              60,000      2,190
Flowers Foods, Inc.                                            75,000      2,016
The Pepsi Bottling Group, Inc.                                 45,000      1,598
                                                                         -------
                                                                           5,804
HEALTHCARE - 12.2%
Allergan, Inc.                                                 17,000      1,914
C.R. Bard, Inc.                                                44,975      3,373
Coventry Health Care, Inc. (a)                                 30,000      1,546
Express Scripts, Inc. (a)                                      30,000      2,265
Intuitive Surgical, Inc. (a)                                   17,650      1,861
Laboratory Corp. of America Holdings (a)                       40,000      2,623
Psychiatric Solutions, Inc. (a)                                70,000      2,386
Sierra Health Services, Inc. (a)                               81,776      3,094
St. Jude Medical, Inc. (a)                                     45,000      1,588
                                                                         -------
                                                                          20,650
HOTELS & MOTELS - 2.3%
Choice Hotels International, Inc.                              46,060      1,884
Starwood Hotels & Resorts Worldwide, Inc.                      34,300      1,961
                                                                         -------
                                                                           3,845
INSURANCE - 1.9%
W. R. Berkley Corp.                                            92,287      3,266

INVESTMENT BANKING & BROKERAGE - 0.9%
Investment Technology Group, Inc. (a)                          35,000      1,566

MANUFACTURING - 7.9%
BorgWarner, Inc.                                               10,000        572
Commercial Metals Co.                                          80,000      1,626
Cummins, Inc.                                                  20,000      2,385
Eagle Materials, Inc.                                          46,500      1,566
Lennox International, Inc.                                     60,000      1,374
National-Oilwell Varco, Inc. (a)                               27,000      1,581
Oshkosh Truck Corp.                                            58,568      2,955
Roper Industries, Inc.                                         32,000      1,432
                                                                         -------
                                                                          13,491
PHARMACEUTICALS - 3.5%
Barr Pharmaceuticals, Inc. (a)                                 32,000      1,662
McKesson Corp.                                                 41,000      2,162
Pharmaceutical Product Development, Inc.                       60,000      2,141
                                                                         -------
                                                                           5,965
REAL ESTATE - 2.0%
CB Richard Ellis Group, Inc., Class A (a)                     135,000      3,321

SECURITY                                                       SHARES   VALUE($)
--------                                                      -------   --------
RESTAURANTS - 2.4%
Darden Restaurants, Inc.                                       55,000      2,335
Domino's Pizza, Inc.                                           70,000      1,796
                                                                         -------
                                                                           4,131
RETAIL - 9.9%
American Eagle Outfitters, Inc.                                66,000      2,893
Coach, Inc. (a)                                                58,000      1,995
J.C. Penney Co., Inc.                                          34,000      2,325
Nordstrom, Inc.                                                80,712      3,414
Polo Ralph Lauren                                              40,000      2,588
The Men's Wearhouse, Inc.                                      44,000      1,637
The TJX Cos., Inc.                                             60,000      1,682
Whole Foods Market, Inc.                                        5,900        351
                                                                         -------
                                                                          16,885
SERVICES - 10.4%
CheckFree Corp. (a)                                            60,000      2,479
Cognizant Technology Solutions Corp. (a)                       58,400      4,325
Corporate Executive Board Co.                                  36,549      3,286
Expeditors International of Washington, Inc.                   83,200      3,709
Monster Worldwide, Inc. (a)                                    45,000      1,629
Pool Corp.                                                     55,000      2,118
                                                                         -------
                                                                          17,546
TELECOMMUNICATIONS - 1.8%
CommScope, Inc. (a)                                            56,000      1,840
Polycom, Inc. (a)                                              50,000      1,227
                                                                         -------
                                                                           3,067
TRANSPORTATION - 1.1%
Landstar System, Inc.                                          44,480      1,899
                                                                         -------
TOTAL COMMON STOCKS                                                      161,430
Cost: $124,291

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 5.1%
Fifth Third Bank, Inc., 4.75%, 10/02/06
(Date of Agreement 09/29/06, proceeds at maturity
$8,723, collateralized by Federal National Mortgage
Assn. security, 4.63%, 01/15/08, market value
$8,981)
Cost: $8,720                                                    8,720      8,720
                                                                        --------
TOTAL INVESTMENTS - 100.1%                                               170,150
Cost: $133,011

Percentages indicated are based on net assets of $170,017.

(a)  Non-income producing security.

CITIZENS SMALL CAP CORE GROWTH FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 94.6%

APPAREL MANUFACTURERS - 1.9%
Deckers Outdoor Corp. (a)                                      15,000        710

BANKS - 3.9%
Capitol Bancorp Ltd.                                           12,000        534
First Community Bancorp                                         6,500        364
Pinnacle Financial Partners, Inc. (a)                           7,000        251
PrivateBancorp, Inc.                                            6,000        274
                                                                          ------
                                                                           1,423

COMPUTERS - 13.2%
American Reprographics Co. (a)                                 20,000        641
ANSYS, Inc. (a)                                                12,000        530
Blackbaud, Inc.                                                30,000        659
Concur Technologies, Inc. (a)                                  27,000        393
Digital Insight Corp. (a)                                       7,000        205
Komag, Inc. (a)                                                12,000        384
Mentor Graphics Corp. (a)                                      19,000        268
NIC, Inc. (a)                                                  60,000        309
Sykes Enterprises, Inc. (a)                                    26,500        539
VeriFone Holdings, Inc. (a)                                    13,000        371
Webex Communications, Inc. (a)                                 14,000        546
                                                                          ------
                                                                           4,845

CONSUMER PRODUCTS - 1.1%
CNS, Inc.                                                      14,000        395

ELECTRICAL EQUIPMENT - 1.9%
Genlyte Group (a)                                              10,000        712

ELECTRONICS - 3.4%
Diodes, Inc. (a)                                               20,000        863
SiRF Technology Holdings, Inc. (a)                             16,000        384
                                                                          ------
                                                                           1,247

ENERGY & UTILITIES - 7.4%
Airgas, Inc.                                                   18,000        651
Core Laboratories N.V. (a)                                     14,500        926
Holly Corp.                                                    16,000        693
Hydril (a)                                                      8,000        448
                                                                          ------
                                                                           2,718

FINANCIAL - DIVERSIFIED - 1.5%
Advanta Corp., Class B                                         15,000        554

FOODS - 2.6%
Flowers Foods, Inc.                                            12,500        336
Jones Soda Co. (a)                                             30,000        269
Spartan Stores, Inc.                                           21,000        354
                                                                          ------
                                                                             959

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
HEALTHCARE - 12.2%
Allscripts Healthcare Solutions, Inc. (a)                      19,000        427
Arena Pharmaceuticals, Inc. (a)                                20,000        240
Bio-Reference Laboratories, Inc. (a)                           16,000        359
DJO, Inc. (a)                                                  12,000        498
Healthways, Inc. (a)                                           10,000        446
Integra LifeSciences Holdings (a)                               9,500        356
Omnicell, Inc. (a)                                             15,000        268
Psychiatric Solutions, Inc. (a)                                14,000        477
Quality Systems, Inc.                                          13,000        504
Sierra Health Services, Inc. (a)                               14,000        531
Sirona Dental Systems, Inc.                                    12,000        395
                                                                          ------
                                                                           4,501

HOTELS & MOTELS - 1.7%
Choice Hotels International, Inc.                              15,000        614

INSURANCE - 1.4%
Philadelphia Consolidated Holding Corp. (a)                    13,000        517

INVESTMENT BANKING & BROKERAGE - 4.3%
Affiliated Managers Group, Inc. (a)                             8,000        801
Investment Technology Group, Inc. (a)                          11,000        492
Knight Capital Group, Inc., Class A (a)                        15,500        282
                                                                          ------
                                                                           1,575

MANUFACTURING - 9.2%
Baldor Electric Co.                                            10,000        308
BE Aerospace, Inc. (a)                                         15,000        316
Eagle Materials, Inc.                                           9,000        303
Gardner Denver, Inc. (a)                                       20,000        662
Itron, Inc. (a)                                                 7,000        391
Oshkosh Truck Corp.                                            11,000        555
Roper Industries, Inc.                                         10,500        470
Silgan Holdings, Inc.                                          10,000        376
                                                                          ------
                                                                           3,381

PHARMACEUTICALS - 2.1%
Pharmaceutical Product Development, Inc.                       22,000        785

RESTAURANTS - 0.8%
Jack in the Box, Inc. (a)                                       5,500        287

RETAIL - 7.6%
Casual Male Retail Group, Inc. (a)                             40,000        549
Coldwater Creek, Inc. (a)                                      23,000        661
Monro Muffler Brake, Inc.                                      15,000        510
The Children's Place Retail Stores, Inc. (a)                    5,500        352
The Pantry, Inc. (a)                                           13,000        734
                                                                          ------
                                                                           2,806

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
SERVICES - 15.4%
Bankrate, Inc. (a)                                             13,000        345
Corporate Executive Board Co.                                   7,000        629
First Cash Financial Services, Inc. (a)                        30,000        618
Forrester Research, Inc. (a)                                   14,000        368
LIFE TIME FITNESS, Inc. (a)                                    12,000        555
LKQ Corp. (a)                                                  30,500        671
Mobile Mini, Inc. (a)                                          20,000        568
Pool Corp.                                                     12,000        462
Portfolio Recovery Associates, Inc. (a)                        11,000        483
Priceline.com, Inc. (a)                                        12,000        441
Ritchie Bros. Auctioneers, Inc.                                10,000        536
                                                                          ------
                                                                           5,676

TELECOMMUNICATIONS - 3.0%
CommScope, Inc. (a)                                            12,000        394
NICE Systems Ltd. ADR (a)                                      25,000        692
                                                                          ------
                                                                           1,086
                                                                          ------
TOTAL COMMON STOCKS                                                       34,791
Cost: $30,229

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 5.5%
Fifth Third Bank, Inc., 4.75%, 10/02/06
(Date of Agreement 09/29/06, proceeds at maturity
$2,040, collateralized by Federal National Mortgage
Assn. security, 4.63%, 01/15/08, market
value $2,101)
Cost: $2,039                                                 2,039         2,039
                                                                          ------
TOTAL INVESTMENTS - 100.1%                                                36,830
Cost: $32,268

Percentages indicated are based on net assets of $36,805.

(a)  Non-income producing security.

ADR - American Depositary Receipt

CITIZENS VALUE FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 93.6%
AIR FREIGHT - 1.9%
FedEx Corp.                                                     7,218        784

APPAREL MANUFACTURERS - 1.2%
NIKE, Inc., Class B                                             5,800        508

AUTO MANUFACTURING - 1.4%
Toyota Motor Corp. ADR                                          5,370        585

BANKS - 2.9%
Bank of America Corp.                                          11,950        640
KeyCorp                                                        15,600        584
                                                                          ------
                                                                           1,224

BROADCASTING - 0.9%
Grupo Televisa SA ADR                                          17,724        377

CHEMICALS - 1.0%
Praxair, Inc.                                                   6,781        401

COMPUTERS - 8.3%
Expedia, Inc. (a)                                              25,820        405
Hewlett-Packard Co.                                            20,417        748
Intel Corp.                                                    25,713        529
International Business Machines Corp.                           5,586        458
Microsoft Corp.                                                22,024        602
Oracle Corp. (a)                                               40,465        718
                                                                          ------
                                                                           3,460

CONSUMER PRODUCTS - 1.7%
Kimberly-Clark Corp.                                           11,107        726

ELECTRICAL EQUIPMENT - 1.3%
Emerson Electric Co.                                            6,653        558

ELECTRONICS - 5.1%
Cisco Systems, Inc. (a)                                        21,951        505
Freescale Semiconductor, Inc., Class B (a)                     18,644        709
MEMC Electronic Materials, Inc. (a)                            13,207        484
Rockwell Automation, Inc.                                       7,611        442
                                                                          ------
                                                                           2,140

ENERGY & UTILITIES - 12.5%
AES Corp. (a)                                                  28,443        580
Allegheny Energy, Inc. (a)                                     12,750        512
Arch Coal, Inc.                                                15,400        445
Baker Hughes, Inc.                                             10,001        682
ConocoPhillips                                                 21,316      1,269
Devon Energy Corp.                                              8,310        525
Patterson-UTI Energy, Inc.                                     16,620        395
Precision Drilling Corp.                                        8,810        272
UGI Corp.                                                      21,945        537
                                                                          ------
                                                                           5,217

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
FINANCIAL - DIVERSIFIED - 9.8%
Capital One Financial Corp.                                     8,951        704
JPMorgan Chase & Co.                                           17,332        813
Lehman Brothers Holdings, Inc.                                  6,334        468
Merrill Lynch & Co., Inc.                                      10,358        810
MetLife, Inc.                                                  10,741        609
Wachovia Corp.                                                 12,628        705
                                                                          ------
                                                                           4,109

FINANCIAL SERVICES - 1.7%
Golden West Financial Corp.                                     9,235        713

FOODS - 5.0%
Bunge, Ltd.                                                    10,206        591
Kellogg Co.                                                    16,057        795
PepsiCo, Inc.                                                  10,750        702
                                                                          ------
                                                                           2,088

HEALTHCARE - 13.3%
Baxter International, Inc.                                     15,490        704
Becton, Dickinson & Co.                                         7,856        555
Coventry Health Care, Inc. (a)                                 11,091        571
Johnson & Johnson, Inc.                                        15,562      1,012
Omnicare, Inc.                                                 15,066        649
Pfizer, Inc.                                                   20,775        589
The Cooper Cos., Inc.                                           7,652        409
WellPoint, Inc. (a)                                            14,459      1,115
                                                                          ------
                                                                           5,604

INSURANCE - 5.7%
American International Group, Inc.                             10,602        703
The Allstate Corp.                                              9,437        592
The Chubb Corp.                                                10,934        568
The Hartford Financial Services Group, Inc.                     6,250        542
                                                                          ------
                                                                           2,405

INVESTMENT BANKING & BROKERAGE - 1.3%
The Goldman Sachs Group, Inc.                                   3,129        529

MANUFACTURING - 5.4%
3M Co.                                                          7,523        560
Eagle Materials, Inc.                                          11,941        402
Ingersoll-Rand Co.                                             10,040        381
National-Oilwell Varco, Inc. (a)                                6,006        352
Precision Castparts Corp.                                       9,000        568
                                                                          ------
                                                                           2,263

RAILROADS - 1.9%
Norfolk Southern Corp.                                         17,660        778

REAL ESTATE - 1.0%
Simon Property Group, Inc.                                      4,794        434

RESTAURANTS - 1.2%
McDonald's Corp.                                               12,554        491

RETAIL - 4.8%
CVS Corp.                                                      25,478        818
Nordstrom, Inc.                                                16,892        715
Target Corp.                                                    8,817        487
                                                                          ------
                                                                           2,020

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
SERVICES - 1.3%
URS Corp. (a)                                                  14,330        557

TELECOMMUNICATIONS - 3.0%
Motorola, Inc.                                                 24,812        621
Sprint Nextel Corp.                                            36,109        619
                                                                          ------
                                                                           1,240
                                                                          ------
TOTAL COMMON STOCKS                                                       39,211
Cost: $32,963

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 8.2%
Fifth Third Bank, Inc., 4.75%, 10/02/06
(Date of Agreement 09/29/06, proceeds at maturity
$3,427, collateralized by Federal National Mortgage
Assn. security, 4.63%, 01/15/08, market
value $3,529)
Cost: $3,426                                                    3,426      3,426
                                                                          ------
TOTAL INVESTMENTS - 101.8%                                                42,637
Cost: $36,389

Percentages indicated are based on net assets of $41,870.

(a)  Non-income producing security.

ADR - American Depositary Receipt

CITIZENS GLOBAL EQUITY FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                    SHARES      VALUE($)
--------                                                 ------------   --------
COMMON STOCKS - 92.8%

AIR FREIGHT - 1.0%
FedEx Corp.                                                     7,500        815

AUTOMOBILE MANUFACTURING - 3.6%
Toyota Motor Co. ADR                                            8,000        871
Volvo AB ADR                                                   34,000      2,030
                                                                        --------
                                                                           2,901
BANKS - 10.4%
Australia and New Zealand Banking Group Ltd. ADR                9,500        950
Bank of New York Co., Inc.                                     36,000      1,269
Bank of Nova Scotia                                            24,000      1,034
Julius Baer Holding Ltd. (a)                                   11,000      1,098
PNC Financial Services Group, Inc.                             12,500        906
Royal Bank of Scotland Group plc (a)                           25,301        870
UBS AG ADR                                                     21,600      1,280
Zions Bancorp.                                                 11,000        878
                                                                        --------
                                                                           8,285
BIOTECHNOLOGY - 2.2%
Roche Holding AG (a)                                           10,000      1,730

COMPUTERS - 3.0%
Intuit, Inc. (b)                                               44,000      1,412
SAP AG (a)                                                      5,000        991
                                                                        --------
                                                                           2,403
ELECTRONICS - 2.4%
Agilent Technologies, Inc. (b)                                 30,000        981
Cisco Systems, Inc. (b)                                        40,000        920
                                                                        --------
                                                                           1,901
ENERGY & UTILITIES - 8.1%
Apache Corp.                                                   12,000        758
BG Group plc ADR                                               18,000      1,097
CONSOL Energy, Inc.                                            20,000        635
EnCana Corp.                                                   25,000      1,167
Statoil ASA ADR                                                44,000      1,048
The AES Corp. (b)                                              50,000      1,020
Valero Energy Corp.                                            14,000        721
                                                                        --------
                                                                           6,446
ENTERTAINMENT - 4.6%
Comcast Corp., Class A (b)                                     58,000      2,134
The Walt Disney Co.                                            50,000      1,546
                                                                        --------
                                                                           3,680
FINANCIAL - DIVERSIFIED - 8.3%
American Express Co.                                           16,000        897
Bank of America Corp.                                          23,000      1,232
Deutsche Boerse AG (a)                                         12,000      1,801
HSBC Holdings plc ADR                                          10,000        915
JPMorgan Chase & Co.                                           21,000        986
Mitsubishi UFJ Financial Group, Inc. ADR                       60,000        769
                                                                        --------
                                                                           6,600

SECURITY                                                    SHARES      VALUE($)
--------                                                 ------------   --------
FOODS - 6.1%
Groupe Danone ADR                                              30,000        889
McCormick & Co., Inc.                                          30,000      1,139
Nestle SA (a)                                                   4,000      1,394
PepsiCo, Inc.                                                  22,000      1,436
                                                                        --------
                                                                           4,858
HEALTHCARE - 11.2%
Becton, Dickinson & Co.                                        16,000      1,131
C.R. Bard, Inc.                                                14,000      1,050
Fresenius Medical Care AG & Co. KGaA ADR                       27,000      1,167
GlaxoSmithKline plc (a)                                        58,000      1,544
Johnson & Johnson, Inc.                                        20,000      1,299
Laboratory Corp. of America Holdings (b)                       15,000        984
Novartis AG ADR                                                31,000      1,811
                                                                        --------
                                                                           8,986
INSURANCE - 2.9%
ING Groep NV (a)                                               29,000      1,273
Lincoln National Corp.                                         17,000      1,055
                                                                        --------
                                                                           2,328
INVESTMENT BANKING & BROKERAGE - 0.9%
Investment Technology Group, Inc. (b)                          16,000        716

MANUFACTURING - 6.7%
FANUC Ltd. (a)                                                  9,000        705
Johnson Matthey plc (a)                                        33,000        851
Komatsu, Ltd. (a)                                              97,000      1,685
L'Air Liquide ADR                                              33,000      1,345
Taiwan Semiconductor Manufacturing Co. Ltd. ADR                77,249        742
                                                                        --------
                                                                           5,328
OFFICE EQUIPMENT & SUPPLIES - 3.6%
Avery Dennison Corp.                                           13,500        812
CANON, Inc. ADR                                                39,000      2,040
                                                                        --------
                                                                           2,852
PERSONAL CARE - 3.3%
Colgate-Palmolive Co.                                          23,000      1,428
The Estee Lauder Cos., Inc., Class A                           30,000      1,210
                                                                        --------
                                                                           2,638
REAL ESTATE - 1.2%
Simon Property Group, Inc.                                     11,000        997

RETAIL - 5.6%
Kohl's Corp. (b)                                               26,000      1,688
Luxottica Group SpA ADR                                        45,000      1,324
Marks & Spencer Group plc ADR                                  20,000      1,440
                                                                        --------
                                                                           4,452
SERVICES - 3.5%
Ecolab, Inc.                                                   23,000        985
WPP Group plc (a)                                             144,000      1,783
                                                                        --------
                                                                           2,768
TELECOMMUNICATIONS - 4.2%
Nokia Corp. ADR                                                35,000        689
PT Telekomunikasi Indonesia ADR                                22,000        796
Telenor ASA ADR                                                20,000        779
Vodafone Group plc (a)                                        490,000      1,120
                                                                        --------
                                                                           3,384
                                                                        --------
TOTAL COMMON STOCKS                                                       74,068
Cost: $60,387

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
REPURCHASE AGREEMENTS - 6.4%
Fifth Third Bank, Inc., 4.75%, 10/02/06
(Date of Agreement 09/29/06, proceeds at maturity
$5,103, collateralized by Federal National Mortgage
Assn. security, 4.63%, 01/15/08, market value
$5,254)
Cost:$5,101                                                     5,101      5,101
                                                                        --------
TOTAL INVESTMENTS - 99.2%                                                 79,169
Cost: $65,488

Percentages indicated are based on net assets of $79,828.

(a) Fair valued security. The approximate market value and percentage of investments of securities that are fair Valued for the Global Equity Fund was $16,845 and 21.28%.

(b)  Non-income producing security.

ADR  - American Depositary Receipt

As of September 30, 2006, the fund's open foreign currency contracts were as follows:

                                                                              UNREALIZED
                 DELIVERY   CONTRACT AMOUNT  CONTRACT VALUE  CURRENT VALUE   APPRECIATION
SHORT CONTRACTS    DATE    (LOCAL CURRENCY)   (U.S. DOLLAR)  (U.S. DOLLAR)  (U.S. DOLLAR)
---------------  --------  ----------------  --------------  -------------  -------------
EURO             10/02/06        E209             $266            $265           $(1)
GBP              10/02/06        L462             $867            $865           $ 2

The fund's portfolio holdings as of September 30, 2006, were distributed among the following countries:

                     PERCENTAGE OF TOTAL
                         INVESTMENTS
                 ---------------------------
                          SHORT TERM
                 EQUITY     & OTHER    TOTAL
                 ------   ----------   -----
Australia          1.2%                  1.2%
Canada             2.8%                  2.8%
Finland            0.9%                  0.9%
France             2.8%                  2.8%
Germany            5.0%                  5.0%
Indonesia          1.0%                  1.0%
Italy              1.7%                  1.7%
Japan              7.7%                  7.7%
Netherlands        1.6%                  1.6%
Norway             2.3%                  2.3%
Sweden             2.5%                  2.5%
Switzerland        9.2%                  9.2%
Taiwan             0.9%                  0.9%
United Kingdom    12.2%                 12.2%
United States     41.8%      6.4%       48.2%
                  ----       ---       -----
Total             93.6%      6.4%      100.0%

CITIZENS BALANCED FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
COMMON STOCKS - 61.3%

AIR FREIGHT- 0.9%
FedEx Corp.                                                       950        103

BANKS - 3.8%
Bank of America Corp.                                           1,200         64
Compass Bancshares, Inc.                                        2,000        114
SunTrust Banks, Inc.                                            1,350        104
Zions Bancorp.                                                  1,750        140
                                                                           -----
                                                                             422

BIOTECHNOLOGY - 1.6%
Gilead Sciences, Inc. (a)                                       2,550        175

CHEMICALS - 0.7%
Praxair, Inc.                                                   1,275         75

COMPUTERS - 2.4%
Corning, Inc. (a)                                               3,000         73
Oracle Corp. (a)                                                4,500         80
SAP AG ADR                                                      2,200        109
                                                                           -----
                                                                             262

CONSTRUCTION - 1.0%
Fluor Corp.                                                     1,500        115

ELECTRICAL EQUIPMENT - 1.0%
Emerson Electric Co.                                            1,300        109

ELECTRONICS - 2.0%
Agilent Technologies, Inc. (a)                                  2,350         77
Cisco Systems, Inc. (a)                                         3,000         69
Texas Instruments, Inc.                                         2,250         75
                                                                           -----
                                                                             221

ENERGY & UTILITIES - 6.8%
Baker Hughes, Inc.                                              1,600        109
Cameron International Corp. (a)                                 2,300        111
ConocoPhillips                                                  1,850        110
Questar Corp.                                                   1,500        123
Suncor Energy, Inc.                                             1,000         72
UGI Corp.                                                       4,000         98
Valero Energy Corp.                                             2,400        124
                                                                           -----
                                                                             747

ENTERTAINMENT - 1.5%
The Walt Disney Co.                                             5,350        165

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
FINANCIAL - DIVERSIFIED - 4.0%
JPMorgan Chase & Co.                                            3,400        159
State Street Corp.                                              2,325        145
Wachovia Corp.                                                  2,450        137
                                                                           -----
                                                                             441

FINANCIAL SERVICES - 0.9%
T. Rowe Price Group, Inc.                                       2,150        103

FOODS - 4.9%
Campbell Soup Co.                                               3,500        128
Groupe Danone ADR                                               4,500        133
PepsiCo, Inc.                                                   2,300        150
The Pepsi Bottling Group, Inc.                                  3,800        135
                                                                           -----
                                                                             546

HEALTHCARE - 8.9%
Allergan, Inc.                                                  1,275        144
Bristol-Myers Squibb Co.                                        3,000         75
C.R. Bard, Inc.                                                 1,700        128
Cardinal Health, Inc.                                           1,500         99
Express Scripts, Inc. (a)                                       1,400        106
Fresenius Medical Care AG & Co. ADR                             3,000        130
Johnson & Johnson, Inc.                                         2,000        130
Laboratory Corp. of America Holdings (a)                        2,575        168
                                                                           -----
                                                                             980

INSURANCE - 2.0%
The Chubb Corp.                                                 2,800        145
W. R. Berkley Corp.                                             2,000         71
                                                                           -----
                                                                             216

INVESTMENT BANKING & BROKERAGE - 0.6%
Affiliated Managers Group, Inc. (a)                               700         70

MANUFACTURING - 2.9%
PACCAR, Inc.                                                    1,800        103
Precision Castparts Corp.                                       2,275        143
Taiwan Semiconductor Manufacturing Co. Ltd. ADR                 7,400         71
                                                                           -----
                                                                             317

MULTIMEDIA - 0.8%
News Corp., Class B                                             4,300         89

PERSONAL CARE - 1.1%
Colgate-Palmolive Co.                                           2,000        124

RAILROADS - 0.8%
Norfolk Southern Corp.                                          2,000         88

REAL ESTATE - 1.2%
CB Richard Ellis Group, Inc., Class A (a)                       2,700         66
Simon Property Group, Inc.                                        750         68
                                                                           -----
                                                                             134

SECURITY                                                       SHARES   VALUE($)
--------                                                       ------   --------
RESTAURANTS - 0.6%
McDonald's Corp.                                                1,800         70

RETAIL - 5.2%
American Eagle Outfitters, Inc.                                 1,500         66
Costco Wholesale Corp.                                          1,400         70
CVS Corp.                                                       4,000        128
J.C. Penney Co., Inc.                                           1,500        103
Polo Ralph Lauren                                               1,100         71
Staples, Inc.                                                   5,725        139
                                                                           -----
                                                                             577

SERVICES - 2.9%
Accenture Ltd., Class A                                         3,600        114
Cognizant Technology Solutions Corp. (a)                        1,000         74
Ecolab, Inc.                                                    3,000        129
                                                                           -----
                                                                             317

TELECOMMUNICATIONS - 2.8%
America Movil SA de C.V. ADR                                    2,600        102
Nokia Corp. ADR                                                 5,000         98
Verizon Communications, Inc.                                    3,000        112
                                                                           -----
                                                                             312
                                                                           -----
TOTAL COMMON STOCKS                                                        6,778
Cost: $6,368

PREFERRED STOCK - 0.5%

FINANCIAL - DIVERSIFIED
Citigroup Capital XV, 6.50%, 9/15/66                            2,000         51
Cost: $50

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%
First Horizon Alternative Mortgage Securities,
   4.74%, 06/25/34 (b)                                             10         10
   5.50%, 03/25/35 (b)                                             14         14
                                                                          ------
Cost: $25                                                                     24

CORPORATE BONDS - 9.2%

BANKS - 0.9%
Bank of America Corp., 4.38%, 12/1/2010                            50         49
Capital One Bank, 6.50%, 06/13/13                                  50         52
                                                                          ------
                                                                             101

CHEMICALS - 0.4%
Amgen, Inc., 6.50%, 12/01/07                                       40         40

COMPUTERS - 0.1%
Corning, Inc., 6.20%, 03/15/16                                     15         15

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
CONSTRUCTION - 0.2%
KB HOME, 5.88%, 01/15/15                                           15         14
Pulte Homes, Inc., 6.00%, 02/15/35                                 10          9
                                                                          ------
                                                                              23

ENERGY & UTILITIES - 0.7%
Atmos Energy, 4.95%, 10/15/14                                      15         14
Chesapeake Energy Corp., 6.88%, 01/15/16                           20         20
Enterprise Products Partners LP, 4.95%, 06/01/10                   20         20
XTO Energy, Inc., 5.30%, 06/30/15                                  20         19
                                                                          ------
                                                                              73

ENTERTAINMENT - 0.2%
Comcast Cable Communications, 8.38%, 05/01/07                      25         25

FINANCIAL - DIVERSIFIED - 3.5%
Chase Issuance Trust, 3.22%, 06/15/10                             100         98
CIT Group, Inc., 5.00%, 02/01/15                                   50         48
Citigroup, Inc., 5.32%, 05/18/10 (b)                               50         50
HSBC Finance Corp., 4.63%, 09/15/10                                50         49
International Lease Finance Corp., 5.80%, 08/15/07                 50         50
JPMorgan Chase & Co., 3.13%, 12/11/06                              50         50
Liberty Mutual Group, 5.75%, 03/15/14 (b) (c)                      10         10
Riddell Bell Holdings, 8.38%, 10/01/12                             15         15
                                                                          ------
                                                                             370

FINANCIAL SERVICES - 0.4%
Franklin Resources, Inc., 3.70%, 04/15/08                          48         47

FOOD - 0.5%
The Pepsi Bottling Group, Inc., 5.63%, 02/17/09 (b)(c)             50         51

HEALTHCARE - 0.4%
Medtronic, Inc., 4.75%, 09/15/15                                   50         48

INVESTMENT BANKING & BROKERAGE - 0.1%
The Goldman Sachs Group, Inc., 5.00%, 10/01/14                     15         14

MANUFACTURING - 0.0% *
American Standard, Inc., 7.38%, 02/01/08                            5          5

REAL ESTATE - 0.0% *
Brandywine Realty Trust, 5.40%, 11/01/14                            5          5

RESTAURANTS - 0.5%
Domino's, Inc., 8.25%, 07/01/11                                     7          7
McDonald's Corp., 5.00%, 02/15/15                                  50         48
                                                                          ------
                                                                              55

TELECOMMUNICATIONS - 1.3%
AT&T, Inc., 5.88%, 02/01/12                                        50         51
Directv Holdings, 6.38%, 06/15/15                                  30         28
Sprint Nextel Corp.,
   6.00%, 01/15/07                                                 50         50
   7.38%, 08/01/15                                                 10         10
                                                                          ------
                                                                             139
                                                                          ------
TOTAL CORPORATE BONDS                                                      1,011
Cost: $1,028

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
FOREIGN GOVERNMENT BOND - 0.1%
United Mexican States, 6.75%, 09/27/34                             15         16
Cost: $15

U.S. GOVERNMENT AGENCY OBLIGATIONS - 19.0%

FEDERAL FARM CREDIT BANK - 1.1%
5.83%, 01/14/08                                                    25         25
5.43%, 10/24/12                                                   100         99
                                                                          ------
                                                                             124

FEDERAL HOME LOAN BANK - 4.2%
4.28%, 11/05/07                                                   100         99
4.50%, 02/15/08                                                   100         99
5.50%, 01/12/11                                                    50         50
5.20%, 05/11/12                                                    15         15
6.00%, 12/28/15                                                   100        100
4.88%, 03/11/16                                                   100         99
                                                                          ------
                                                                             462

FEDERAL HOME LOAN MORTGAGE CORPORATION - 4.9%
3.25%, 02/25/08                                                     4          4
4.55%, 01/20/11                                                     5          5
4.50%, 01/15/13                                                     9          9
5.00%, 10/01/18                                                    90         89
5.50%, 10/01/18                                                    57         57
5.20%, 03/05/19                                                    40         39
5.50%, 08/20/19                                                    20         20
6.00%, 12/01/20                                                    44         45
5.50%, 03/01/21                                                    94         94
5.50%, 04/01/21                                                    94         94
5.00%, 06/01/35                                                    92         88
                                                                          ------
                                                                             544

FEDERAL NATIONAL MORTGAGE ASSOCIATION - 8.8%
5.25%, 01/15/09                                                    14         14
5.00%, 08/10/10                                                   100         99
6.00%, 05/10/12                                                    25         25
4.38%, 09/15/12                                                     4          4
5.00%, 04/15/15                                                    20         20
5.55%, 08/04/15                                                   100         99
6.00%, 02/25/17                                                    98         99
5.00%, 10/01/18                                                    84         83
4.50%, 06/01/19                                                   131        126
5.00%, 09/01/19                                                    36         35
5.50%, 03/25/29                                                   100        100
6.50%, 07/01/32                                                     2          2
6.00%, 11/01/32                                                     2          2
5.50%, 03/01/33                                                    25         24
4.58%, 12/01/34                                                    34         33
4.82%, 08/01/35                                                    93         91
5.50%, 10/01/35                                                    99         97
4.85%, 01/01/35 (b)                                                19         19
                                                                          ------
                                                                             972
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   2,102
Cost: $2,120

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
U.S. TREASURY NOTES - 5.7%
6.50%, 02/15/10                                                   100        106
4.00%, 03/15/10                                                   100         98
3.88%, 05/15/10                                                    35         34
4.75%, 05/15/14                                                    10         10
4.00%, 02/15/15                                                   100         96
4.13%, 05/15/15                                                    30         29
4.50%, 11/15/15                                                   100         99
4.50%, 02/15/16                                                   100         99
5.38%, 02/15/31                                                    50         54
                                                                          ------
Cost: $625                                                                   625

REPURCHASE AGREEMENTS - 4.0%
Fifth Third Bank, Inc., 4.75%, 10/02/06
(Date of Agreement 09/29/06, proceeds at maturity
$438, collateralized by Federal National Mortgage
Assn. security, 5.00%, 09/07/10, market
value $451)
Cost: $438                                                        438        438
                                                                          ------
TOTAL INVESTMENTS - 100.0%                                                11,045
Cost: $10,669

Percentages indicated are based on net assets of $11,042.

(a)  Non-income producing security.

(b) Variable rate security. The rate presented represents the rate in effect at September 30, 2006.

(c)  Rule 144A security.

*    Rounds to less than 0.1%.

ADR - American Depositary Receipt

CITIZENS INCOME FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                                        PRINCIPAL($)   VALUE($)
-----------------------------                                        ------------   --------
COLLATERALIZED MORTGAGE OBLIGATIONS - 21.1%
Capital One Auto Finance Trust, 3.07%, 07/15/08                                95         95
Capital One Multi-Asset Execution Trust, 5.51%, 09/15/11 (a)                  700        703
Chase Manhattan Auto Owner Trust, 4.88%, 06/15/12                             240        239
Citibank Credit Card Issuance Trust,
   6.88%, 11/16/09                                                            375        382
   3.50%, 08/16/10                                                            285        277
Citigroup Commercial Mortgage Trust, 4.22%, 09/20/51 (b)                      500        488
CNH Equipment Trust, 3.64%, 09/17/07                                          162        162
Crusade Global Trust,
   5.41%, 11/15/37 (a)                                                        500        500
   5.52%, 11/19/37 (a)                                                        411        412
First Horizon Alternative Mortgage Securities, 4.75%, 06/25/34 (a)            785        778
First Union National Bank Commercial Mortgage,
   6.94%, 10/15/32 (a)                                                        241        241
   6.42%, 08/15/33 (a)                                                        300        315
Greenwich Capital Commercial Funding Corp.,
   4.95%, 01/11/35                                                            525        515
   3.92%, 08/10/42                                                            357        351
GS Mortgage Securities Corp. II, 4.61%, 01/10/40                              800        773
Harley-Davidson Motorcycle Trust, 3.20%, 05/15/12                             658        642
LB-UBS Commercial Mortgage Trust,
   7.95%, 05/15/25 (a)                                                        525        567
   3.27%, 09/15/26                                                            382        378
   6.65%, 11/15/27                                                            425        449
   6.37%, 12/15/28 (a)                                                        500        524
MLCC Mortgage Investors, Inc., 5.56%, 03/25/30 (a)                            398        398
Puma Finance Limited, 5.70%, 08/09/35 (a) (b)                               1,037      1,038
Wachovia Bank Commercial Mortgage Trust, 4.96%, 11/15/35                      500        490
                                                                                    --------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                             10,717
Cost: $10,724

CORPORATE BONDS - 12.0%
AIRLINES - 1.4%
Delta Air Lines,
   6.42%, 07/02/12                                                            110        112
   6.72%, 01/02/23                                                            124        126
Northwest Airlines, Inc., 6.26%, 11/20/21                                     457        457
                                                                                    --------
                                                                                         695
BANKING - 1.0%
Barlcays Bank plc, 5.93%, 12/15/16 (a) (b)                                    500        500

BROADCASTING - 0.5%
Rogers Cable, Inc., 5.50%, 03/15/14                                           250        235

CONSTRUCTION - 0.4%
KB HOME, 5.88%, 01/15/15                                                      250        225

SECURITY, RATE, MATURITY DATE                                        PRINCIPAL($)   VALUE($)
-----------------------------                                        ------------   --------
ELECTRICAL EQUIPMENT - 0.5%
Flextronics International, Ltd., 6.50%, 05/15/13                              250        248

ENERGY & UTILITIES - 1.3%
Chesapeake Energy Corp., 6.50%, 08/15/17                                      250        234
Oneok Partners LP, 6.65%, 10/01/36                                            430        433
                                                                                    --------
                                                                                         667
INSURANCE - 1.0%
Berkley (WR) Corp., 5.60%, 05/15/15                                           300        294
Fidelity National Financial, 5.25%, 03/15/13                                  250        237
                                                                                    --------
                                                                                         531
MULTIMEDIA - 1.2%
Time Warner, Inc.,
   7.70%, 05/01/32                                                            210        235
   8.38%, 07/15/33                                                            300        353
                                                                                    --------
                                                                                         588
REAL ESTATE - 1.9%
iStar Financial, Inc., 5.88%, 03/15/16                                        500        497
Simon Property Group LP, 5.10%, 06/15/15                                      500        482
                                                                                    --------
                                                                                         979
RESTAURANTS - 0.5%
Domino's, Inc., 8.25%, 07/01/11                                               250        263

TELECOMMUNICATIONS - 2.3%
Embarq Corp., 8.00%, 06/01/36                                                 520        551
Verizon Communications, Inc., 5.55%, 02/15/16                                 600        592
                                                                                    --------
                                                                                       1,143
                                                                                    --------
TOTAL CORPORATE BONDS                                                                  6,074
Cost: $6,047

U.S. GOVERNMENT AGENCY OBLIGATIONS - 36.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 10.0%
4.50%, 04/01/20                                                             1,400      1,349
5.00%, 10/01/35                                                             1,883      1,812
6.00%, 07/01/36                                                             1,890      1,900
                                                                                    --------
                                                                                       5,061
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 26.7%
5.76%, 12/25/11                                                               200        207
4.50%, 01/01/20                                                             1,615      1,558
5.00%, 07/01/20                                                             1,721      1,691
5.00%, 08/01/20                                                             1,594      1,567
4.40%, 11/25/33                                                               890        878
5.50%, 03/01/36                                                             1,948      1,920
5.50%, 04/01/36                                                             1,927      1,899
5.50%, 05/01/36                                                             1,876      1,848
6.00%, 07/01/36                                                             1,986      1,996
                                                                                    --------
                                                                                      13,564
                                                                                    --------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                              18,625
Cost: $18,459

SECURITY, RATE, MATURITY DATE                                        PRINCIPAL($)   VALUE($)
-----------------------------                                        ------------   --------
U.S. TREASURY NOTES - 29.0%
4.88%, 05/31/08                                                             3,000      3,006
5.13%, 06/30/11                                                             3,800      3,884
3.88%, 02/15/13                                                               495        475
5.13%, 05/15/16                                                             4,540      4,709
4.88%, 08/15/16                                                               600        611
5.38%, 02/15/31                                                             1,418      1,532
4.50%, 02/15/36                                                               490        470
                                                                                    --------
Cost: $14,366                                                                         14,687
REPURCHASE AGREEMENTS - 0.8%
Fifth Third Bank, Inc., 4.75%, 10/02/06
(Date of Agreement 09/29/06, proceeds at maturity $408,
collateralized by Federal National Mortgage Assn. security,
5.00%, 09/07/10, market value $420)
Cost: $408                                                                    408        408
                                                                                    --------
TOTAL INVESTMENTS - 99.6%                                                             50,511
Cost: $50,004

Percentages indicated are based on net assets of $50,711.

(a) Variable rate security. The rate presented represents the rate in effect at September 30, 2006.

(c)  Rule 144A security.

CITIZENS MONEY MARKET FUND
PORTFOLIO HOLDINGS
SEPTEMBER 30, 2006 ($ X 1,000)
(UNAUDITED)

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
CERTIFICATES OF DEPOSIT - 0.8%
City National Bank of New Jersey, 4.25%, 03/14/07 (a)             100        100
Self Help Credit Union, 4.73%, 03/14/07 (a)                       100        100
Toronto Dominion Bank, 5.11%, 10/11/06 (b)                        500        500
                                                                          ------
TOTAL CERTIFICATES OF DEPOSIT                                                700
Cost: $700

COMMERCIAL PAPER - 87.5%
American General Finance Corp.,
   5.31%, 10/04/06                                              1,537      1,536
   5.34%, 10/30/06                                                588        585
   5.33%, 11/10/06                                              1,674      1,665
Atlantis One Funding Corp.,
   5.27%, 10/04/06 (b)                                            595        595
   5.39%, 11/08/06 (b)                                            750        746
   5.31%, 11/13/06 (b)                                            500        497
   5.33%, 11/22/06 (b)                                          1,393      1,382
Banco Santander Puerto Rico,
   5.45%, 10/02/06                                              2,687      2,686
   5.27%, 10/25/06                                                598        596
Barclays Capital plc,
   5.44%, 10/11/06                                              1,400      1,398
   5.29%, 10/26/06                                                700        697
   5.33%, 11/16/06                                              2,150      2,136
Barton Capital LLC,
   5.30%, 10/04/06 (b)                                          1,176      1,175
   5.28%, 10/17/06 (b)                                            876        874
   5.33%, 11/06/06 (b)                                          2,179      2,167
BMW Finance, 5.25%, 11/28/06 (b)                                3,000      2,975
Charta Corp.,
   5.37%, 10/03/06 (b)                                          1,076      1,076
   5.28%, 10/12/06 (b)                                            987        985
   5.45%, 10/13/06 (b)                                          1,000        998
   5.28%, 10/16/06 (b)                                            750        748
   5.46%, 10/23/06 (b)                                            500        498
Cooperative Association of Tractor Dealers,
   5.47%, 10/11/06                                                335        334
   5.45%, 10/23/06                                                510        508
   5.45%, 10/31/06                                                300        299
   5.44%, 11/02/06                                              1,020      1,015
   5.41%, 11/07/06                                              1,145      1,139
   5.41%, 11/08/06                                                555        552
   5.26%, 11/21/06                                                288        286
Countrywide Home Loans,
   5.40%, 10/02/06                                              1,500      1,500
   5.44%, 10/31/06                                              1,055      1,050
   5.45%, 11/01/06                                              1,084      1,079
Fountain Square,
   5.31%, 11/13/06 (b)                                          1,200      1,193
   5.34%, 11/29/06 (b)                                          1,000        991
   5.34%, 12/08/06 (b)                                            900        891
   5.33%, 12/20/06 (b)                                          1,000        988
Galaxy Funding, Inc.,
   5.31%, 10/17/06 (b)                                          1,400      1,397
   5.37%, 11/01/06 (b)                                          1,110      1,105
   5.35%, 11/09/06 (b)                                          1,580      1,571
Galleon Capital,
   5.27%, 10/05/06 (b)                                            900        899
   5.28%, 10/13/06 (b)                                          2,000      1,997
General Re, 5.40%, 10/16/06                                     3,653      3,645
ING America Insurance, 5.43%, 10/19/06                          4,063      4,053
Merrill Lynch & Co., Inc.,
   5.29%, 12/04/06                                              1,306      1,294
   5.30%, 12/14/06                                              2,153      2,130
Metlife Funding, Inc.,
   5.43%, 10/06/06 (b)                                          1,750      1,748
   5.41%, 10/18/06 (b)                                          1,500      1,496
   5.30%, 12/06/06 (b)                                            990        981
National City Credit Co., 5.44%, 10/13/06                       2,880      2,875
Rabobank, 5.43%, 10/03/06                                         500        500

SECURITY, RATE, MATURITY DATE                            PRINCIPAL($)   VALUE($)
-----------------------------                            ------------   --------
COMMERCIAL PAPER - 87.5% (CONTINUED)
Societe Generale,
   5.31%, 10/10/06                                                300        300
   5.31%, 10/12/06                                              2,000      1,996
   5.30%, 10/27/06                                                180        179
   5.33%, 11/17/06                                              1,700      1,688
The Stanley Works, 5.26%, 11/13/06 (b)                          2,000      1,988
Toronto Dominion Bank,
   5.30%, 10/10/06 (b)                                          1,095      1,094
   5.50%, 10/27/06 (b)                                            500        498
UBS Finance Corp.,
   5.28%, 10/11/06                                                100        100
   5.44%, 10/19/06                                                700        698
   5.31%, 10/26/06                                              1,150      1,146
   5.30%, 11/16/06                                              1,153      1,146
   5.30%, 11/20/06                                                505        501
   5.34%, 03/01/07                                                500        489
Variable Funding Capital Corp., 5.36%, 10/02/06 (b)             1,377      1,377
                                                                          ------
TOTAL COMMERCIAL PAPER                                                    76,731
Cost: $76,731

CORPORATE BONDS - 2.9%
Verizon Global Funding Corp., 6.13%, 06/15/07                   2,500      2,513
Cost: $2,513

MUNICIPAL NOTES - 4.0%
New York State Housing Finance Agency, 5.33%,
   11/15/29 (c)                                                 3,500      3,500
Cost: $3,500

U.S. GOVERNMENT AGENCY OBLIGATIONS - 4.8%
FEDERAL HOME LOAN BANK - 2.6%
3.38%, 02/15/07                                                 2,250      2,234

FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.1%
5.31%, 10/10/06                                                   836        835
5.33%, 10/27/06                                                   972        968
                                                                          ------
                                                                           1,803
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.1%
5.41%, 12/06/06                                                   161        159
                                                                          ------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                   4,196
Cost: $4,196

TOTAL INVESTMENTS - 100.0%                                                87,640
Cost: $87,640

Percentages indicated are based on net assets of $87,604.

(a) Restricted security which may not be publicly sold without registration under the Securities Act of 1933.

(b)  Rule 144A security.

(c) Variable rate security. The rate presented represents the rate in effect at September 30, 2006.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS

ORGANIZATION

Citizens Funds (the "trust"), a Massachusetts Business Trust, is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The trust offers the following funds (individually a "fund," collectively the "funds"):

FUND                                  SHORT NAME
----                                  ----------
CITIZENS CORE GROWTH FUND             Core Growth Fund
CITIZENS EMERGING GROWTH FUND         Emerging Growth Fund
CITIZENS SMALL CAP CORE GROWTH FUND   Small Cap Core Growth Fund
CITIZENS VALUE FUND                   Value Fund
CITIZENS GLOBAL EQUITY FUND           Global Equity Fund
CITIZENS BALANCED FUND                Balanced Fund
CITIZENS INCOME FUND                  Income Fund
CITIZENS MONEY MARKET FUND            Money Market Fund

The funds are authorized to issue an unlimited number of shares of beneficial interest with no par value. The Core Growth Fund, Emerging Growth Fund, and Global Equity Fund currently offer three classes of shares: Standard shares, Institutional shares and Administrative shares. The Money Market Fund and Value Fund offers two classes of shares: Standard shares and Institutional shares. The Small Cap Core Growth Fund, Balanced Fund, and Income Fund offer one class of shares: Standard shares. Each class of shares in the funds has identical rights and privileges except with respect to fees paid under class-specific agreements, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

SIGNIFICANT ACCOUNTING POLICIES

SECURITIES VALUATION The board of trustees has approved procedures to be used to value each fund's securities for the purpose of determining the fund's net asset value (NAV). Equity securities traded on an exchange are valued at the market price determined as the closing sale or official closing price on that exchange. For securities not traded on an exchange, or if an exchange price is not readily available, securities are valued at a market price determined by independent third-party pricing vendors approved by the funds' valuation committee. The market price for debt obligations is determined by an independent third-party pricing service which use a matrix, formula or other objective method that considers the effect of market indices, yield curves and other specific adjustments. Short-term securities maturing within 60 days and all securities in the Money Market Fund are valued at amortized cost, unless it is determined that using this method would not reflect a security's fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. If a price for a given security is unavailable or deemed unreliable by the adviser, the market price may be determined using quotations received from one or more brokers that make a market in the security. When such prices or quotations are not available, or when the adviser believes they are unreliable, the funds' valuation committee will value securities using fair value procedures approved by the funds' board of trustees. Fair value procedures may also be used if the adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which a fund's NAV is calculated. The Global Equity Fund uses a fair value model developed by an independent third party pricing service in its valuation considerations for foreign equity securities on days when there is a specific percentage change in the value of a domestic equity security index. This percentage is determined by the funds' valuation committee.

SECURITY TRANSACTIONS During the period, security transactions were accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date.

FOREIGN CURRENCY TRANSLATION The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current rate of exchange. Purchases and sales of securities are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.

FINANCIAL NOTES TO PORTFOLIO HOLDINGS

FOREIGN CURRENCY CONTRACTS Foreign currency contracts are used to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract's terms. The U.S. dollar value of foreign currency contracts is determined using the current rate of exchange. Foreign currency contracts open at period end are listed in the funds' portfolio holdings.

REPURCHASE AGREEMENTS The funds may acquire repurchase agreements with an entity that is a member bank of the Federal Reserve System and government securities dealers that are on the Federal Reserve Bank of New York's list of primary dealers, collateralized by instruments issued by the U.S. government, its agencies or instrumentalities. The repurchase price generally equals the price paid by a fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. It is the funds' policy to receive collateral securities of which the value, including accrued interest, is at least equal to 102% of the amount to be repaid to the funds under each agreement at its maturity. Collateral subject to repurchase agreements is held by the funds' custodian. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the funds may be delayed or limited.

RESTRICTED SECURITIES The funds are permitted to invest in privately placed securities. These securities may be resold in transactions exempt from registration, or to the public, if the securities are registered under the Securities Act of 1933. Disposal of these securities may involve time-consuming negotiations and expense, and the prompt sale at an acceptable price may be difficult.

FEDERAL INCOME TAX INFORMATION At September 30, 2006 the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                 Tax            Tax       Net unrealized
                                             unrealized     unrealized     appreciation/
Fund                           Tax cost     appreciation   depreciation    depreciation
----                         ------------   ------------   ------------   --------------
Core Growth Fund             $281,187,404    $27,203,742   $(5,753,060)     $21,450,682
Emerging Growth Fund          133,025,281     41,447,116    (4,321,916)      37,125,200
Small Cap Core Growth Fund     32,268,082      5,732,448    (1,170,187)       4,562,261
Value Fund                     36,479,127      6,730,246      (572,294)       6,157,952
Global Equity Fund             65,618,340     14,722,286    (1,171,133)      13,551,153
Balanced Fund                  10,668,630        530,482      (153,702)         376,780
Income Fund                    50,077,566        533,015       (99,890)         433,125
Money Market Fund              87,639,952             --            --               --

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Citizens Funds


By /s/ Sophia Collier
   ----------------------------------
   Sophia Collier
   President

Date  11/28/06
     --------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/ Sophia Collier
   ----------------------------------
   Sophia Collier
   President

Date  11/28/06
     --------------------------------


By /s/ Sean P. Driscoll
   ----------------------------------
   Sean P. Driscoll
   Treasurer

Date  11/28/06
     --------------------------------

[ALL SECTION 302 CERTIFICATIONS SHOULD BE INCLUDED IN ONE EDGAR EX-99.CERT EXHIBIT DOCUMENT.]